TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER PAYABLES
Summary of trade and other payables

	December 31,	December 31,
	2021	2020
Trade payables	249	196
Annual bonus provision	119	66
Unused vacation provision	60	53
Other employee benefits	13	—
Other payables	178	1
Trade and other payables	619	316